Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of deferred tax asset and reconciliation of income taxes

	March 31, 2025	March 31, 2024
Net operating loss carry forward	$384,272	$313,242
Effective tax rate	21%	21%
Effective state tax rate	6.75%	6.75%
Deferred tax asset	106,635	86,925
Less valuation allowance	(106,635)	(86,925)
Net deferred tax asset	$—	$—

	2024	2023
Net operating loss carry forward	$372,770	$314,935
Effective tax rate	21%	21%
Effective state tax rate	6.75%	6.75%
Deferred tax asset	103,444	87,394
Less valuation allowance	(103,444)	(87,394)
Net deferred tax asset	$—	$—